UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, DC  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-01550

Selected Special Shares, Inc.
(Exact name of registrant as specified in charter)

2949 East Elvira Road, Suite 101
Tucson, Arizona  85706
(Address of principal executive offices)

Thomas D. Tays
Davis Selected Advisers, LP
2949 East Elvira Road, Suite 101
Tucson, Arizona  85706
(Name and address of agent for service)

Registrant's telephone number, including area code:  (520) 806-7600

Date of fiscal year end:        December 31
Date of reporting period:       September 30, 2004

ITEM 1.  SCHEDULE OF INVESTMENTS

SELECTED FUNDS
SCHEDULE OF INVESTMENTS
SELECTED SPECIAL SHARES, INC.
SEPTEMBER 30, 2004  (Unaudited)


Shares                                           Security                                                     Value
========================================================================================================================
COMMON STOCK - (94.54%)

   AUTOMOTIVE - (7.51%)
       227,000      AutoNation, Inc.*.................................................................. $     3,877,160
        46,100      AutoZone, Inc.*....................................................................       3,561,225
                                                                                                        ---------------
                                                                                                              7,438,385
                                                                                                        ---------------
   BANKS AND SAVINGS & LOAN ASSOCIATIONS - (4.05%)
        22,700      Commerce Bancorp, Inc. ............................................................       1,253,040
        24,900      Golden West Financial Corp. .......................................................       2,762,655
                                                                                                        ---------------
                                                                                                              4,015,695
                                                                                                        ---------------
   BUILDING & HEAVY CONSTRUCTION - (0.02%)
           600      Tae Young Corp. ...................................................................          20,790
                                                                                                        ---------------
   BUILDING PRODUCTS - (1.27%)
        32,000      Home Depot, Inc. ..................................................................       1,254,400
                                                                                                        ---------------
   BUSINESS SERVICES - (0.60%)
        10,200      D&B Corp.*.........................................................................         598,740
                                                                                                        ---------------
   CHEMICALS - (2.55%)
        43,600      Sigma-Aldrich Corp. ...............................................................       2,528,364
                                                                                                        ---------------
   CONSUMER PRODUCTS - (0.55%)
         2,800      Amorepacific Corp. ................................................................         541,034
                                                                                                        ---------------
   DISCOUNT RETAILER - (3.31%)
        33,600      Costco Wholesale Corp. ............................................................       1,395,072
         8,500      Kmart Holding Corp.*...............................................................         743,750
        80,500      99 Cents Only Stores*..............................................................       1,145,515
                                                                                                        ---------------
                                                                                                              3,284,337
                                                                                                        ---------------
   DISTRIBUTORS - (4.47%)
        78,700      Aramark Corp., Class B.............................................................       1,899,818
        84,000      Hughes Supply, Inc. ...............................................................       2,525,880
                                                                                                        ---------------
                                                                                                              4,425,698
                                                                                                        ---------------
   DIVERSIFIED - (4.94%)
        64,812      Groupe Bruxelles Lambert S.A. .....................................................       4,518,969
         6,970      Nong Shim Holdings Co., Ltd. ......................................................         371,047
                                                                                                        ---------------
                                                                                                              4,890,016
                                                                                                        ---------------
   DIVERSIFIED COMMERCIAL SERVICES - (1.43%)
       520,000      Rentokil Initial PLC...............................................................       1,416,271
                                                                                                        ---------------
   DIVERSIFIED MANUFACTURING - (3.19%)
       103,000      Tyco International Ltd. ...........................................................       3,157,980
                                                                                                        ---------------
   ELECTRONICS - (6.13%)
       110,600      Agere Systems Inc., Class A*.......................................................         116,130
        75,300      Agilent Technologies, Inc.*........................................................       1,624,221
        37,300      Applied Materials, Inc.*...........................................................         615,077
        51,100      Garmin Ltd. .......................................................................       2,209,564



SELECTED FUNDS
SCHEDULE OF INVESTMENTS
SELECTED SPECIAL SHARES, INC. - (Continued)
SEPTEMBER 30, 2004  (Unaudited)


Shares                                           Security                                                     Value
========================================================================================================================
COMMON STOCK - (Continued)

   ELECTRONICS - (Continued)
       211,128      Taiwan Semiconductor Manufacturing Co. Ltd., ADR................................... $     1,507,454
                                                                                                        ---------------
                                                                                                              6,072,446
                                                                                                        ---------------
   ENERGY - (7.63%)
        68,000      Calpine Corp.*.....................................................................         197,200
        22,900      PetroChina Co. Ltd., ADR...........................................................       1,231,104
        70,500      Premcor Inc.*......................................................................       2,714,250
        58,700      Sempra Energy......................................................................       2,124,353
        36,100      Transocean Inc.*...................................................................       1,291,658
                                                                                                        ---------------
                                                                                                              7,558,565
                                                                                                        ---------------
   FINANCIAL SERVICES - (2.79%)
        49,500      JPMorgan Chase & Co. ..............................................................       1,966,635
        12,400      Takefuji Corp. ....................................................................         793,321
                                                                                                        ---------------
                                                                                                              2,759,956
                                                                                                        ---------------
   FOOD/BEVERAGE & RESTAURANT - (5.11%)
        32,125      Heineken Holding NV, Class A.......................................................         863,246
           900      Lotte Chilsung Beverage Co., Ltd. .................................................         646,374
         1,200      Lotte Confectionery Co., Ltd. .....................................................         787,842
        40,200      McDonald's Corp. ..................................................................       1,126,806
        28,400      Unilever NV, CVA...................................................................       1,633,507
                                                                                                        ---------------
                                                                                                              5,057,775
                                                                                                        ---------------
   HOTELS & MOTELS - (0.51%)
         9,700      Marriott International, Inc., Class A..............................................         504,012
                                                                                                        ---------------
   INDUSTRIAL - (1.23%)
        26,200      Sealed Air Corp.*..................................................................       1,214,370
                                                                                                        ---------------
   INFORMATION/INFORMATION PROCESSING - (2.64%)
       105,900      Reynolds & Reynolds Co., Class A...................................................       2,612,553
                                                                                                        ---------------
   INSURANCE BROKERS - (1.76%)
        38,000      Marsh & McLennan Cos, Inc. ........................................................       1,738,880
                                                                                                        ---------------
   INVESTMENT FIRMS - (0.30%)
         1,100      Julius Baer Holding, Ltd. AG.......................................................         302,065
                                                                                                        ---------------
   LIFE INSURANCE - (0.80%)
        20,300      AFLAC Inc. ........................................................................         795,963
                                                                                                        ---------------
   MANUFACTURING - (3.08%)
        52,430      Hunter Douglas NV..................................................................       2,408,233
         8,100      Mohawk Industries, Inc.* ..........................................................         643,059
                                                                                                        ---------------
                                                                                                              3,051,292
                                                                                                        ---------------

SELECTED FUNDS
SCHEDULE OF INVESTMENTS
SELECTED SPECIAL SHARES, INC. - (Continued)
SEPTEMBER 30, 2004  (Unaudited)


Shares                                           Security                                                     Value
========================================================================================================================
COMMON STOCK - (Continued)

   MEDIA - (6.14%)
        67,800      Lagardere S.C.A. .................................................................. $     4,204,482
        40,500      WPP Group PLC, ADR.................................................................       1,882,035
                                                                                                        ---------------
                                                                                                              6,086,517
                                                                                                        ---------------
   PHARMACEUTICAL AND HEALTH CARE - (5.70%)
        42,100      AmerisourceBergen Corp. ...........................................................       2,261,191
         9,000      Cardinal Health, Inc. .............................................................         393,930
        22,380      Fisher Scientific International Inc.*..............................................       1,305,425
        10,000      IDEXX Laboratories, Inc. ..........................................................         506,600
        39,900      Lincare Holdings Inc.*.............................................................       1,184,631
                                                                                                        ---------------
                                                                                                              5,651,777
                                                                                                        ---------------
   PROPERTY/CASUALTY INSURANCE - (0.93%)
        13,485      Cincinnati Financial Corp. ........................................................         555,447
         1,200      Markel Corp.*......................................................................         370,080
                                                                                                        ---------------
                                                                                                                925,527
                                                                                                        ---------------
   REINSURANCE - (2.45%)
         9,000      Everest Re Group, Ltd. ............................................................         668,970
        32,375      Transatlantic Holdings, Inc. ......................................................       1,759,581
                                                                                                        ---------------
                                                                                                              2,428,551
                                                                                                        ---------------
   RETAILING - (3.58%)
       100,000      Tiffany & Co. .....................................................................       3,074,000
        57,600      WH Smith PLC.......................................................................         347,636
        80,000      WH Smith PLC, Class C..............................................................         125,231
                                                                                                        ---------------
                                                                                                              3,546,867
                                                                                                        ---------------
   TECHNOLOGY - (3.92%)
       556,164      Compal Electronics, Inc. ..........................................................         551,581
         8,000      Lexmark International, Inc., Class A* .............................................         672,080
        96,100      Microsoft Corp. ...................................................................       2,656,204
                                                                                                        ---------------
                                                                                                              3,879,865
                                                                                                        ---------------
   TELECOMMUNICATIONS - (5.95%)
       441,600      Covad Communications Group, Inc.*..................................................         741,888
        66,700      Motorola, Inc. ....................................................................       1,203,268
        96,000      Nokia Oyj.........................................................................        1,320,825
       158,500      Nokia Oyj, ADR.....................................................................       2,174,620
        23,500      SK Telecom Co., Ltd., ADR..........................................................         457,075
                                                                                                        ---------------
                                                                                                              5,897,676
                                                                                                        ---------------

                             Total Common Stock - (identified cost $76,793,278)........................      93,656,367
                                                                                                        ---------------

SELECTED FUNDS
SCHEDULE OF INVESTMENTS
SELECTED SPECIAL SHARES, INC. - (Continued)
SEPTEMBER 30, 2004  (Unaudited)


PRINCIPAL                                        Security                                                     Value
========================================================================================================================
SHORT TERM INVESTMENTS - (4.99%)

 $   2,270,000      Goldman, Sachs & Co. Joint Repurchase Agreement, 1.89%,
                        10/01/04, dated 09/30/04, repurchase value of $2,270,119
                        (collateralized by: U.S. Government obligations in a pooled cash account,
                        total market value $2,315,400)................................................. $     2,270,000
     2,672,000      Nomura Securities International, Inc. Joint Repurchase Agreement, 1.90%,
                        10/01/04, dated 09/30/04, repurchase value of $2,672,141
                        (collateralized by: U.S. Government obligations in a pooled cash account,
                        total market value $2,725,440).................................................       2,672,000
                                                                                                        ---------------
                             Total Short Term Investments - (identified cost $4,942,000)...............       4,942,000
                                                                                                        ---------------

                        Total Investments - (99.53%) - (identified cost $81,735,278) - (a).............      98,598,367
                        Other Assets Less Liabilities - (0.47%)........................................         470,180
                                                                                                        ---------------
                             Net Assets - (100%)....................................................... $    99,068,547
                                                                                                        ===============

*Non-Income Producing Security.

(a) Aggregate cost for Federal Income Tax purposes is $82,272,860. At September 30, 2004, unrealized appreciation (depreciation) of securities for Federal Income Tax purposes is as follows:

                        Unrealized appreciation........................................................ $    19,277,332
                        Unrealized depreciation........................................................      (2,951,825)
                                                                                                        ---------------
                             Net unrealized appreciation............................................... $    16,325,507
                                                                                                        ===============

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual shareholder report.

ITEM 2.  CONTROLS AND PROCEDURES

	 (a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940, as amended) are effective as of a date within 90 days of the filing date of this report.

	 (b) There have been no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls.

ITEM 3.  EXHIBITS

	 EX-99.CERT - Section 302 Certification

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SELECTED SPECIAL SHARES, INC.

By /s/ Kenneth C. Eich
   Kenneth C. Eich
   Principal Executive Officer

Date:  November 29, 2004


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Kenneth C. Eich
   Kenneth C. Eich
   Principal Executive Officer

Date:  November 29, 2004

By /s/ Douglas A. Haines
   Douglas A. Haines
   Principal Financial officer

Date:  November 29, 2004